Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AB INSTITUTIONAL FUNDS INC
Entity Central Index Key	0001018592
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000028538
Shareholder Report [Line Items]
Fund Name	AB Global Real Estate Investment Fund II
Class Name	Class I
Trading Symbol	ARIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Global Real Estate Investment Fund II (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ARIIX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ARIIX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$92	0.80%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.80%
Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class I	30.40%	1.71%	4.54%
MSCI World Index (net)	33.68%	12.03%	9.78%
FTSE EPRA/NAREIT Developed RE Index (net)	28.46%	-0.15%	2.86%

The addition of the MSCI World Index (net) broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ARIIX-A for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	The addition of the MSCI World Index (net) broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.
AssetsNet	$ 184,408,817
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 982,872
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Stats
Net Assets	$184,408,817
# of Portfolio Holdings	86
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$982,872

Holdings [Text Block]

Sector Allocation

Value	Value
Real Estate	97.1%
Consumer Discretionary	1.0%
Health Care	0.9%
Information Technology	0.4%
Communication Services	0.3%
Short-Term Investments	0.2%
Other assets less liabilities	0.1%

Country Breakdown

Value	Value
United States	64.2%
Japan	8.2%
Australia	6.3%
United Kingdom	4.0%
Singapore	3.0%
Hong Kong	2.5%
Germany	2.4%
Canada	2.1%
Sweden	1.8%
France	1.6%
Switzerland	1.4%
Belgium	0.7%
Spain	0.4%
Israel	0.3%
Others	0.9%
Short-Term Investments	0.1%
Other assets less liabilities	0.1%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Prologis, Inc.	$10,718,232	5.8%
Equinix, Inc.	$10,361,193	5.6%
Welltower, Inc.	$7,163,477	3.9%
Digital Realty Trust, Inc.	$6,733,529	3.7%
Simon Property Group, Inc.	$6,161,042	3.3%
Ventas, Inc.	$5,893,445	3.2%
Public Storage	$5,666,413	3.1%
Mid-America Apartment Communities, Inc.	$5,337,762	2.9%
UDR, Inc.	$5,015,969	2.7%
VICI Properties, Inc.	$4,564,547	2.5%
Total	$67,615,609	36.7%

Material Fund Change [Text Block]